Loans And Allowance For Credit Losses (Rollforward Of Accrual TDRs And Other Impaired Loans) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013
Accrual TDRs:
Balance at beginning of period	¥ 832,267		¥ 945,623
Additions (new accrual TDR status)	144,810	[1]	121,353	[1]
Transfers to other impaired loans (including nonaccrual TDRs)	(16,726)		(24,716)
Loans sold	(11)		(7,571)
Principal payments and other	(122,216)		(158,333)
Balance at end of period	838,124	[1]	876,356	[1]
Other impaired loans (including nonaccrual TDRs):
Balance at beginning of period	1,028,760		1,255,143
Additions (new other impaired loans (including nonaccrual TDRs) status)	121,851	[1],[2]	158,866	[1],[2]
Charge-off	(37,577)		(80,153)
Transfers to accrual TDRs	(27,845)		(28,472)
Loans sold	(8,416)		(27,899)
Principal payments and other	(217,977)		(151,537)
Balance at end of period	858,796	[1]	1,125,948	[1]
Card [Member]
Accrual TDRs:
Balance at beginning of period	51,834
Balance at end of period	48,008
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs	6,453		6,060
MUAH [Member]
Accrual TDRs:
Balance at beginning of period	38,666
Balance at end of period	30,109
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs	9,545		9,237
Krungsri [Member]
Accrual TDRs:
Balance at beginning of period
Balance at end of period	6,056
Other impaired loans (including nonaccrual TDRs):
Lease receivables modified as TDRs, excluded from additions	1,634
Lease receivables modified as TDRs, excluded from the related ending balance	1,619
Additions of nonaccrual TDRs	¥ 1,466

[1]	In the above table, lease receivables of ¥1,634 million in the Krungsri segment, which were modified as TDRs and reported as either accrual TDRs or nonaccrual TDRs, are excluded from the additions of TDRs for the six months ended September 30, 2014, and the related ending balances of such TDRs amounting to ¥1,619 million, are also excluded from the balance of TDRs as of September 30, 2014.
[2]	Included in additions of other impaired loans for the six months ended September 30, 2013 and 2014 are nonaccrual TDRs as follows: ¥6,060 million and ¥6,453 million-Card; ¥9,237 million and ¥9,545 million-MUAH; and nil and ¥1,466 million-Krungsri, respectively.